23. Provision for legal and administrative proceedings (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	R$ 18,395,727	R$ 18,734,644
Provision For Civil [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	1,032,637	1,046,521
Provision For Labor [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	459,020	523,236
Tax [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	16,196,077	16,530,061
Provision For Regulatory [Member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	R$ 707,993	R$ 634,826